SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Details of Customer Accounting for Ten Percent or More of Total Revenues	Details of the customer accounting for 10% or more of total revenues are as follows:

	For the years ended December 31,
Customer	2010	2011	2012
	%	%	%
Customer A	14.2	*	*

Estimated Average Useful Lives

Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated average useful lives, which are as follows:

Core technology	7.5 years
Complete technology	2.5 years
Contract backlogs	1 year
Customer relationship	3.5 years
Digital watermarking technology	5 years
Image tracing technology	5 years

Deposits Concentration Risk
Details of Bank Accounting for Ten Percent or More of Total Deposits	Details of the bank accounting for 10% or more of total deposits are as follows:

	As of December 31,
Bank	2011	2012
	%	%
Bank A	15.6	76.5
Bank B	57.8	20.2
Bank C	22.8	*

Accounts Receivable Concentration Risk
Details of Customer Accounting for Ten Percent or More of Accounts Receivable	Details of the customer accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
Customer	2011	2012
	%	%
Customer A	10.9	10.5

*	The amount was less than 10%.